CONSOLIDATED BALANCE SHEETS(USD ($)) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 244,072		$ 202,127
Pledged bank deposits	565,062		503,721
Trade accounts and bills receivable, net	491,407		384,265
Inventories	654,947		474,612
Prepayments to suppliers, net	28,178		112,448
Other current assets, including amounts due from the Group's executives and employees of $46,262 and $46,361 as of December 31, 2010 and 2011, respectively	295,005		237,173
Due from related parties	41,320		45,161
Deferred income tax assets, net	30,931		15,914
Total current assets	2,350,922		1,975,421
Property, plant and equipment, net	3,872,361		2,993,213
Deposits for purchases of property, plant and equipment and land use right	151,701		144,298
Land use rights	293,559		220,405
Inventories to be processed beyond one year	0		13,024
Prepayments to suppliers expected to be utilized beyond one year	11,153		14,318
Pledged bank deposits - non-current	31,637		43,965
Investments in associates and a jointly-controlled entity	50,358		52,275
Other non-current assets	52,794		13,935
Deferred income tax assets, net	39,376		21,303
Total assets	6,853,861		5,492,157
Current liabilities
Short-term borrowings and current installments of long-term borrowings	2,032,023		1,501,588
Convertible senior notes, less debt discount	0	[1]	355,445	[1]
Short-term PRC Notes	63,483		0
Bills payable	625,774		271,772
Trade accounts payable	699,346		447,595
Advance payments from customers, current installments	210,412		196,812
Accrued expenses and other payables	749,388		751,272
Due to related parties	19,319		15,034
Obligations under capital leases, current installments	41,738		36,339
Other financial liabilities	8,834		1,965
Total current liabilities	4,450,317		3,577,822
Long-term borrowings, excluding current installments	890,432		604,495
Convertible senior notes, less debt discount	23,733	[2]	34,658	[2]
RMB-denominated US$-settled senior notes, less debt discount	258,827		0
Long-term PRC Notes	79,354		0
Obligations under capital leases, excluding current installments	61,364		15,938
Advance payments from customers - non-current	121,740		148,022
Other payable due to customers	0		752
Other liabilities	107,290		76,395
Deferred income tax liability	16,186		14,337
Total liabilities	6,009,243		4,472,419
Redeemable Non-controlling Interests and Equity
Redeemable non-controlling interests	219,694		0
LDK Solar Co., Ltd. shareholders' equity
Ordinary shares (US$ 0.10 par value; 499,580,000 shares authorized; 134,343,617 and 133,860,445 shares issued; 132,950,255 and 133,518,800 shares outstanding as of December 31, 2010 and 2011, respectively)	13,352		13,295
Additional paid-in capital	751,422		589,839
Statutory reserve	75,780		58,275
Accumulated other comprehensive income	212,888		128,393
Retained earnings (Accumulated deficit)	(443,526)		229,438
Total LDK Solar Co., Ltd. shareholders' equity	609,916		1,019,240
Non-controlling interests	15,008		498
Total equity	624,924		1,019,738
Commitments and contingencies
Total liabilities, redeemable non-controlling interests and equity	$ 6,853,861		$ 5,492,157

[1]	Consisted of convertible senior notes that were repurchased by the Company in March and April 2011.
[2]	Consisted of convertible senior notes of which their holders either accepted the exchange offer in December 2010 or did not exercise the put option on April 15, 2011.